FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt	$ 3,857,453	$ 3,456,463
Trade and other payables	111,128	98,232
Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	3,781,203	3,279,626
Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	76,250	$ 176,837
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Operating lease liabilities	2,072
Trade and other payables	111,128
Carrying Value | Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	3,781,203
Interest of debt	0
Carrying Value | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	76,250
Interest of debt	0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Operating lease liabilities	2,072
Trade and other payables	111,128
Contractual cash flows | Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	3,785,700
Interest of debt	869,599
Contractual cash flows | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	75,000
Interest of debt	10,951
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Operating lease liabilities	1,130
Trade and other payables	111,128
Contractual cash flows | Less than 1 year | Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	409,730
Interest of debt	253,597
Contractual cash flows | Less than 1 year | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	0
Interest of debt	6,080
Contractual cash flows | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Operating lease liabilities	942
Trade and other payables	0
Contractual cash flows | Between 1 and 5 years | Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	3,114,889
Interest of debt	566,876
Contractual cash flows | Between 1 and 5 years | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	75,000
Interest of debt	4,871
Contractual cash flows | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Operating lease liabilities	0
Trade and other payables	0
Contractual cash flows | More than 5 years | Floating rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	261,081
Interest of debt	49,126
Contractual cash flows | More than 5 years | Fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Debt	0
Interest of debt	$ 0